Financial Guarantee	12 Months Ended
Dec. 31, 2025
Financial Guarantee [Abstract]
Financial guarantee

32. Financial guarantee

On September 27, 2023, the Group executed an agreement (the “Africorp Guarantee”) with Africorp Solutions And Advisory (Pty) Ltd (“Africorp”) to guarantee Metallon Corporation Limited outstanding loans withdrawn during 2021 (the “Metallon Term Loans”), which consisted of an aggregate principal amount of $1.5 million and accumulated interest as of the execution date of $1.6 million, for a cumulative outstanding amount of $3.2 million, payable in instalments through March 31, 2024.

The Africorp Guarantee has been accounted for by the Group as a financial guarantee contract under IFRS 9, under which the Group is required to initially measure the guarantee at fair value and will subsequently measure the guarantee to the higher of (i) the amount of the loss allowance determined in accordance with the impairment requirements of IFRS 9 and (ii) the amount initially recognized less, the cumulative amount of income recognized in accordance with the principles of IFRS 15. Based on the Group’s analysis upon the execution of the Africorp Guarantee, the Group determined an ECL should be recognized for the full $3.2 million outstanding balance of the Metallon Term Loans based on the probability of default. As the guarantee was issued to the parent entity in exchange for no consideration, the offset to the initial credit loss entry was recognized as a distribution in the consolidated statement of changes in equity for the year ended December 31, 2023.

The Group revised its analysis of the ECL as of December 31, 2023, and determined the ECL should reflect the remaining outstanding balance of the Metallon Term Loans of $2.7 million. The Group recognized a reversal on the ECL of $0.5 million which is presented as “Financial guarantee remeasurement” in the consolidated statement of profit or loss and comprehensive income for the year ended December 31, 2023.

On June 17, 2024, concurrent with the execution of the Reorganization Transaction (Note 1), Africorp issued a “Deed of Release”, which released the Group of all obligations under the Africorp Guarantee. As a result, the Group recorded a reversal of the remaining $2.7 million ECL in June of 2024, which is presented within “Financial guarantee remeasurement” in the consolidated statements of profit or loss and other comprehensive income for the year ended December 31, 2024.